Summary of Significant Accounting Policies (Narrative) (Details) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012 store
Summary of Significant Accounting Policies [Abstract]
Number of Branches	15
Number of wholly-owned subsidiaries	7
Number of wholly-owned statutory trust subsidiaries	2
Treasury Stock, Shares, Retired	425